Background	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
Background
Background

Accolade, Inc. and Subsidiaries

Notes to Condensed Consolidated Financial Statements (unaudited)

(in thousands except share and per share data)

(1)   Background

(a) Business

The entity was initially organized as a limited liability company under the name Accretive Care LLC in Delaware on January 23, 2007. On June 14, 2010, the entity converted from a limited liability company to a Delaware corporation and changed its name to Accolade, Inc. (Accolade or together with its subsidiaries, the Company).  Accolade’s offices and operations are in Seattle, Washington; Plymouth Meeting, Pennsylvania; Scottsdale, Arizona; Santa Monica, California; and Prague, Czech Republic.

On February 6, 2016, Accolade established a wholly owned subsidiary in the Czech Republic and on July 31, 2019, Accolade acquired all the equity interests of a Delaware corporation, and their results of operations have been included in the consolidated financial statements since those respective dates.

The Company provides personalized, technology-enabled solutions that help people better understand, navigate, and utilize the healthcare system and their workplace benefits. The Company’s customers are primarily employers that contract with Accolade to provide their employees and their employees’ families (the members) a single place to turn for their health, healthcare, and benefits needs. The service is designed to drive better healthcare outcomes and increased satisfaction for the participants while lowering costs for the payor. The Company provides its services to customers throughout the United States.

(b)  COVID-19

Due to the government-imposed quarantines and other public health safety measures put into place in March 2020, COVID-19 has caused disruption in the markets where the Company sells its offerings and related services. Although the Company has not experienced any significant financial impact as a result of the COVID-19 pandemic, there continues to be uncertainty as to the extent to which the COVID-19 pandemic may adversely impact its business and operations, and the Company will continue to closely monitor for any changes to the Company’s operations and the operations of our customers.

(c)  Initial Public Offering

On July 7, 2020, the Company closed its initial public offering of common stock (IPO) in which the Company issued and sold 11,526,134 shares (inclusive of the underwriters’ over-allotment option to purchase 1,503,408 shares) of common stock at $22.00 per share. The Company received net proceeds of $231,228 after deducting underwriting discounts and commissions, as well as offering costs of $4,596.   Upon the closing of the IPO, all shares of outstanding convertible preferred stock converted into 29,479,521 shares of common stock, and an additional 1,401,836 shares of common stock were issued upon the automatic net exercise of warrants then outstanding.

(d)  Follow-on Public Offering

On October 26, 2020, the Company closed its follow-on public offering of common stock in which the Company issued and sold 5,750,000 shares (inclusive of the underwriters’ over-allotment option to purchase 750,000 shares) of common stock at $38.50 per share. The Company received net proceeds of $208,046 after deducting underwriting discounts and commissions of $12,729, as well as offering costs of $600, of which $532 was paid as of November 30, 2020.

(1) Background

(a)Business

Accolade, Inc. was initially organized as a limited liability company under the name Accretive Care LLC in Delaware on January 23, 2007. On June 14, 2010, the company converted from a limited liability company to a Delaware corporation and changed its name to Accolade, Inc. Accolade’s offices and operations are in Seattle, Washington; Plymouth Meeting, Pennsylvania; Scottsdale, Arizona; Santa Monica, California; and Prague, Czech Republic.

On February 6, 2016, Accolade established a wholly owned subsidiary in the Czech Republic and on July 31, 2019, Accolade acquired all the equity interests of a Delaware corporation (together with Accolade, the Company), and their results of operations have been included in the consolidated financial statements since those respective dates.

The Company provides personalized, technology-enabled solutions that help people better understand, navigate, and utilize the healthcare system and their workplace benefits. The Company’s customers are primarily employers that contract with Accolade to provide their employees and their employees’ families (the members) a single place to turn for their health, healthcare, and benefits needs. The service is designed to drive better healthcare outcomes and increased satisfaction for the participants while lowering costs for the payor. The Company provides its services to customers throughout the United States.

(b)Liquidity

The Company has incurred net losses and cumulative negative cash flows from operations since inception. To date, the Company’s operations have been funded by capital raised from investors, debt facilities, and revenues in the normal course of business. Management believes that the Company’s cash and cash equivalents at February 29, 2020, plus customer revenues and advances and available borrowings under its debt facility, are sufficient to fund its operations through at least the next 12 months. Additional financing may be required for the Company to successfully implement its long-term strategy. There can be no assurance that additional financing, if needed, can be obtained on terms acceptable to the Company.